Expense Example (Invesco V.I. Technology Fund, Series II shares, Invesco V.I. Technology Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Technology Fund | Series II shares, Invesco V.I. Technology Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 142
3 Years	440
5 Years	761
10 Years	$ 1,669